Cash,Cash Equivalents and Restricted Cash - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Cash, cash equivalents and restricted cash	$ 96,356	$ 59,271
Variable Interest Entity, Primary Beneficiary [Member]
Cash, cash equivalents and restricted cash	$ 104	$ 215